Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Balance at beginning of year	$ 75,000	$ 75,000
Liabilities accrued for warranties issued during the year	114,577	97,501
Warranty claims paid during the period	(84,548)	(52,465)
Changes in liability for pre-existing warranties during the year	(25,029)	(45,036)
Balance at end of year	$ 80,000	$ 75,000